UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File
No. 811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010
(Address of Principal Executive Offices) (Zip Code)

Omar Tariq
Credit Suisse High Yield Bond Fund
Eleven Madison Avenue
New York, New York 10010

Registrant’s telephone number, including area code: (212)
325-2000
Date of fiscal year end: October 31st
Date of reporting period: November 1, 2023 to October 31, 2024

EXPLANATORY NOTE
The Registrant is filing this amendment to its Form
N-CSR
(the “Amendment”) for the period ended October 31, 2024, originally filed with the Securities and Exchange Commission on January 10, 2024 (Accession Number
0001193125-25-004281)
(the “Original Filing”). This Amendment is filed solely for the purpose of including an exhibit to Exhibit a(5) Change in the registrant’s independent public accountant. Except as set forth above (and the dates included on the signature page and the certifications required by Rule
30a-2(a)
and Rule
30a-2(b)),
the Amendment does not amend, update or change any other information or disclosures contained in the Original Filing. Items 1 through 19 of this Amendment to the Registrant’s Form
N-CSR
are incorporated by reference to the Original Filings.

Item 19. Exhibits.

(a)(3) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

(c) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/ Omar Tariq

Name: Omar Tariq

Title: Chief Executive Officer and President

(Principal Executive Officer)

Date: April 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Omar Tariq

Name: Omar Tariq

Title: Chief Executive Officer and President

(Principal Executive Officer)

Date: April 15, 2025

/s/ Rose Ann Bubloski

Name: Rose Ann Bubloski

Title: Chief Financial Officer and Treasurer

(Principal Financial Officer)

Date: April 15, 2025

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